Operating Lease (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Lease Cost
Operating lease cost (included in general and administration in the Company's statement of operations)	$ 42,000	$ 42,000	$ 56,000	$ 56,000
Other Information
Cash paid for amounts included in the measurement of lease liabilities	$ 42,000	$ 41,000	$ 55,000	$ 53,000
Weighted average remaining lease term - operating leases (in years)	2 years 3 months 18 days	3 years 3 months 18 days	3 years 1 month 6 days	4 years 1 month 6 days
Average discount rate - operating leases	10.00%	10.00%	10.00%	4.00%